'ORM D

1297726

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM D
## NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC MAIL PROCESSING SECTION
RECEIVED
APR 1 9 2007
WASH, D.C.
203

| OMB APPROVAL |
|---|
| OMB Number: .................. 3235-0076 |
| Expires: ...................... April 30, 2008 |
| Estimated average burden hours per form ........................ 16.00 |

07052493

ıe of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
ıance of Beneficial Interests of Pacific Diversified Strategies, LLC

ıg Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
e of Filing: ☐ New Filing ☒ Amendment

## A. BASIC IDENTIFICATION DATA

Enter the information requested about the issuer

ne of Issuer ☐ check if this is an amendment and name has changed, and indicate change.
:ific Diversified Strategies, LLC

| ɟress of Executive Offices: (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|
| ı Pacific Alternative Asset Management Co., LLC, 19540 Jamboree Road, Suite 400, Irvine, CA ʒ12 | (949)261.4900 |
| dress of Principal Offices (Number and Street, City, State, Zip Code) ɟifferent from Executive Offices) | Telephone Number (Including Area Code) |

PROCESSED

ef Description of Business: **Private Investment Company**

MAY 0 3 2007

THOMSON FINANCIAL

pe of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify)
☐ business trust ☐ limited partnership, to be formed Limited Liability Company

| | Month | | Year | | | |
|---|---|---|---|---|---|---|
| :tual or Estimated Date of Incorporation or Organization: | 0 | 6 | 0 | 4 | ☒ Actual | ☐ Estimated |

ırisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service Abbreviation for State; CN for Canada; FN for other foreign jurisdiction) D E

**ENERAL INSTRUCTIONS**
**ederal:**

*/ho Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 .S.C. 77d(6).

*/hen To File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and xchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on hich it is due, on the date it was mailed by United States registered or certified mail to that address.

*Vhere to File:* U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*:opies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be hotocopies of the manually signed copy or bear typed or printed signatures.

*ıformation Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes ıereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the appendix ıeed not be filed with the SEC.

*Filing Fee:* There is no federal filing fee.

**State:**
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to ɔe, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany his form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must ɔe completed.

## ATTENTION

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.**

**Persons who respond to the collection of information contained in this form are**

not required to respond unless the form displays a currently valid OMB control number.

## A. BASIC IDENTIFICATION DATA

Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

:k Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Name (Last name first, if individual): **Pacific Alternative Asset Management Company, LLC**

ness or Residence Address (Number and Street, City, State, Zip Code): **19540 Jamboree Road, Suite 400, Irvine, CA 92612**

:k Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Name (Last name first, if individual): **Watters, Patricia**

iness or Residence Address (Number and Street, City, State, Zip Code): **19540 Jamboree Road, Suite 400, Irvine, CA 92612**

ck Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Name (Last name first, if individual): **Catholic Health Initiatives**

iness or Residence Address (Number and Street, City, State, Zip Code): **c/o Pacific Alternative Asset Management Company, LLC**
**19540 Jamboree Road, Suite 400, Irvine, CA 92612**

:ck Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Name (Last name first, if individual): **Main Line Health, Inc.**

iiness or Residence Address (Number and Street, City, State, Zip Code): **c/o Pacific Alternative Asset Management Company, LLC**
**19540 Jamboree Road, Suite 400, Irvine, CA 92612**

eck Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

I Name (Last name first, if individual): **The Estee Lauder Companies Retirement Growth Account Plan**

siness or Residence Address (Number and Street, City, State, Zip Code): **c/o Pacific Alternative Asset Management Company, LLC**
**19540 Jamboree Road, Suite 400, Irvine, CA 92612**

eck Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

ll Name (Last name first, if individual):

siness or Residence Address (Number and Street, City, State, Zip Code):

ieck Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

ill Name (Last name first, if individual):

isiness or Residence Address (Number and Street, City, State, Zip Code):

ieck Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

ill Name (Last name first, if individual):

isiness or Residence Address (Number and Street, City, State, Zip Code):

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

## B. INFORMATION ABOUT OFFERING

Ias the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........................ ☐ Yes ☒ No

Answer also in Appendix, Column 2, if filing under ULOE.

Vhat is the minimum investment that will be accepted from any individual? ........................................................ $5,000,000*

**May be waived**

Does the offering permit joint ownership of a single unit?.................................................................................... ☒ Yes ☐ No

Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

lame (Last name first, if individual)

ness or Residence Address (Number and Street, City, State, Zip Code)

e of Associated Broker or Dealer

s in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................................................... ☐ All States

L] ☐ [AK] ☐ [AZ] ☐ [AR] ☐ [CA] ☐ [CO] ☐ [CT] ☐ [DE] ☐ [DC] ☐ [FL] ☐ [GA] ☐ [HI] ☐ [ID]
-] ☐ [IN] ☐ [IA] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [ME] ☐ [MD] ☐ [MA] ☐ [MI] ☐ [MN] ☐ [MS] ☐ [MO]
AT] ☐ [NE] ☐ [NV] ☐ [NH] ☐ [NJ] ☐ [NM] ☐ [NY] ☐ [NC] ☐ [ND] ☐ [OH] ☐ [OK] ☐ [OR] ☐ [PA]
RI] ☐ [SC] ☐ [SD] ☐ [TN] ☐ [TX] ☐ [UT] ☐ [VT] ☐ [VA] ☐ [WA] ☐ [WV] ☐ [WI] ☐ [WY] ☐ [PR]

Name (Last name first, if individual)

ness or Residence Address (Number and Street, City, State, Zip Code)

e of Associated Broker or Dealer

es in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................................................... ☐ All States

AL] ☐ [AK] ☐ [AZ] ☐ [AR] ☐ [CA] ☐ [CO] ☐ [CT] ☐ [DE] ☐ [DC] ☐ [FL] ☐ [GA] ☐ [HI] ☐ [ID]
IL] ☐ [IN] ☐ [IA] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [ME] ☐ [MD] ☐ [MA] ☐ [MI] ☐ [MN] ☐ [MS] ☐ [MO]
MT] ☐ [NE] ☐ [NV] ☐ [NH] ☐ [NJ] ☐ [NM] ☐ [NY] ☐ [NC] ☐ [ND] ☐ [OH] ☐ [OK] ☐ [OR] ☐ [PA]
RI] ☐ [SC] ☐ [SD] ☐ [TN] ☐ [TX] ☐ [UT] ☐ [VT] ☐ [VA] ☐ [WA] ☐ [WV] ☐ [WI] ☐ [WY] ☐ [PR]

Name (Last name first, if individual)

iness or Residence Address (Number and Street, City, State, Zip Code)

ne of Associated Broker or Dealer

tes in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........................................................................... ☐ All States

[AL] ☐ [AK] ☐ [AZ] ☐ [AR] ☐ [CA] ☐ [CO] ☐ [CT] ☐ [DE] ☐ [DC] ☐ [FL] ☐ [GA] ☐ [HI] ☐ [ID]
[IL] ☐ [IN] ☐ [IA] ☐ [KS] ☐ [KY] ☐ [LA] ☐ [ME] ☐ [MD] ☐ [MA] ☐ [MI] ☐ [MN] ☐ [MS] ☐ [MO]
[MT] ☐ [NE] ☐ [NV] ☐ [NH] ☐ [NJ] ☐ [NM] ☐ [NY] ☐ [NC] ☐ [ND] ☐ [OH] ☐ [OK] ☐ [OR] ☐ [PA]
[RI] ☐ [SC] ☐ [SD] ☐ [TN] ☐ [TX] ☐ [UT] ☐ [VT] ☐ [VA] ☐ [WA] ☐ [WV] ☐ [WI] ☐ [WY] ☐ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE O⁼ PROCEEDS

nter the aggregate offering price of securities included in this offering and the total amount already ɔld. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this ox ☐ and indicate in the columns below the amounts of the securities offered for exchange and lready exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $ | $ |
| Equity | $ | $ |
| ☐ Common ☐ Preferred | | |
| Convertible Securities (including warrants) | $ | $ |
| Partnership Interests | $ | $ |
| Other (Specify) **(Beneficial Interests)** | $ 500,000,000 | $ 123,609,259 |
| Total | $ 500,000,000 | $ 123,609,259 |

Answer also in Appendix, Column 3, if filing under ULOE

Ξnter the number of accredited and non-accredited investors who have purchased securities in this ɔffering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, ndicate the number of persons who have purchased securities and the aggregate dollar amount of :heir purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | 23 | $ 123,609,259 |
| Non-accredited Investors | 0 | $ 0 |
| Total (for filings under Rule 504 only) | n/a | $ n/a |

Answer also in Appendix, Column 4, if filing under ULOE

If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C–Question 1.

| Type of Offering | Types of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | n/a | $ n/a |
| Regulation A | n/a | $ n/a |
| Rule 504 | n/a | $ n/a |
| Total | n/a | $ n/a |

a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | ☐ | $ |
| Printing and Engraving Costs | ☐ | $ |
| Legal Fees | ☒ | $ 21,288 |
| Accounting Fees | ☐ | $ |
| Engineering Fees | ☐ | $ |
| Sales Commissions (specify finders' fees separately) | ☐ | $ |
| Other Expenses (identify) ______ ) | ☐ | $ |
| Total | ☒ | $ 21,288 |

4 nter the difference between the aggregate offering price given in response to Part C–Question 1 | total expenses furnished in response to Part C–Question 4.a. This difference is the "adjusted ss proceeds to the issuer." ............ $ 499,978,712

5 icate below the amount of the adjusted gross proceeds to the issuer used or proposed to be ed for each of the purposes shown. If the amount for any purpose is not known, furnish an imate and check the box to the left of the estimate. The total of the payments listed must equal adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b. above.

| | | Payments to Officers, Directors & Affiliates | | Payments to Others |
|---|---|---|---|---|
| Salaries and fees | ☐ | $ 0 | ☐ | $ 0 |
| Purchase of real estate | ☐ | $ 0 | ☐ | $ 0 |
| Purchase, rental or leasing and installation of machinery and equipment | ☐ | $ 0 | ☐ | $ 0 |
| Construction or leasing of plant buildings and facilities | ☐ | $ 0 | ☐ | $ 0 |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger | ☐ | $ 0 | ☐ | $ 0 |
| Repayment of indebtedness | ☐ | $ 0 | ☐ | $ 0 |
| Working capital | ☐ | $ 0 | ☒ | $ 499,978,712 |
| Other (specify): ______ | ☐ | $ 0 | ☐ | $ 0 |
| ______ | ☐ | $ 0 | ☐ | $ 0 |
| Column Totals | ☐ | $ 0 | ☒ | $ 499,978,712 |
| Total payments Listed (column totals added) | ☐ | | ☒ | $ 499,978,712 |

## D. FEDERAL SIGNATURE

ssuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature itutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished e issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

| r (Print or Type) | Signature | Date |
|---|---|---|
| Pacific Diversified Strategies, LLC | Patricia Watters | April 16, 2007 |
| e of Signer (Print or Type) | Title of Signer (Print or Type) | |
| cia Watters | Chief Operating Officer of Pacific Alternative Asset Management Company, LLC, its Manager | |

## ATTENTION

**Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)**

## E. STATE SIGNATURE

Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule?

See Appendix, Column 5, for state response.

The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly orized person.

| er (Print or Type) | Signature | Date |
|---|---|---|
| Pacific Diversified Strategies, LLC | Patricia Watters | April 16, 2007 |
| ie of Signer (Print or Type) | Title of Signer (Print or Type) | |
| **icia Watters** | **Chief Operating Officer of Pacific Alternative Asset Management Company, LLC, its Manager** | |

*uction:*

t the names and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manua nanually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

## APPENDIX

| | 2 | | 3 | 4 | | | | 5 | |
|---|---|---|---|---|---|---|---|---|---|
| | Intend to sell to non-accredited investors in State (Part B – Item 1) | | Type of security and aggregate offering price offered in state (Part C – Item 1) | Type of investor and amount purchased in State (Part C – Item 2) | | | | Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1) | |
| e | Yes | No | Beneficial Interests | Number of Accredited Investors | Amount | Number of Non-Accredited Investors | Amount | Yes | No |
| | | | | | | | | | |
| | | | | | | | | | |
| . | | | | | | | | | |
| : | | | | | | | | | |
| ı | | X | $500,000,000 | 12 | $10,783,692 | 0 | $0 | | X |
| ) | | X | $500,000,000 | 1 | $57,000,000 | 0 | $0 | | X |
| ī | | | | | | | | | |
| Ξ | | | | | | | | | |
| ; | | | | | | | | | |
| - | | | | | | | | | |
| A | | | | | | | | | |
| I | | | | | | | | | |
| ) | | | | | | | | | |
| - | | | | | | | | | |
| N | | | | | | | | | |
| A | | | | | | | | | |
| S | | | | | | | | | |
| :Y | | | | | | | | | |
| .A | | | | | | | | | |
| IE | | | | | | | | | |
| ID | | X | $500,000,000 | 2 | $10,000,000 | 0 | $0 | | X |
| IA | | X | $500,000,000 | 1 | $676,717 | 0 | $0 | | X |
| MI | | | | | | | | | |
| MN | | | | | | | | | |
| MS | | | | | | | | | |
| MO | | | | | | | | | |
| MT | | | | | | | | | |
| NE | | | | | | | | | |
| NV | | | | | | | | | |
| NH | | | | | | | | | |
| NJ | | | | | | | | | |
| NM | | | | | | | | | |

# APPENDIX

| | 2 | | 3 | 4 | | | | 5 | |
|---|---|---|---|---|---|---|---|---|---|
| | Intend to sell to non-accredited investors in State (Part B – Item 1) | | Type of security and aggregate offering price offered in state (Part C – Item 1) | Type of investor and Amount purchased in State (Part C – Item 2) | | | | Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1) | |
| e | Yes | No | Beneficial Interests | Number of Accredited Investors | Amount | Number of Non-Accredited Investors | Amount | Yes | No |
| | | X | $500,000,000 | 3 | $26,820,873 | 0 | $0 | | X |
| | | | | | | | | | |
| | | | | | | | | | |
| | | | | | | | | | |
| | | | | | | | | | |
| | | X | $500,000,000 | 1 | $625,000 | 0 | $0 | | X |
| | | X | $500,000,000 | 1 | $16,000,000 | 0 | $0 | | X |
| | | | | | | | | | |
| | | | | | | | | | |
| | | | | | | | | | |
| | | | | | | | | | |
| | | | | | | | | | |
| | | | | | | | | | |
| | | | | | | | | | |
| | | | | | | | | | |
| | | | | | | | | | |
| | | | | | | | | | |
| | | X | $500,000,000 | 1 | $2,000,000 | 0 | $0 | | X |
| | | | | | | | | | |
| | | X | $500,000,000 | 1 | $15,787 | | $0 | | |

*END*